LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Leases [Line Items]
Lease Period	3 years
Annual Lease fee	$ 215,000
Israel [Member]
Disclosure Of Leases [Line Items]
Lease agreement monthly fee	$ 30,000
Additional extension period	three
Percentage Increase preceding lease payment amount	5.00%
Building maintenance charges	$ 9,700